SCHEDULE OF ESTIMATED QUANTITIES OF NET PROVED RESERVES - PROVED DEVELOPED, PRODUCING (Details) (Parenthetical) - bbl	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Average price changes	5,549	40,698
Average performance changes	8,212	62,268